Qualitative and Quantitative Information of Financial Risks - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) Contract	Dec. 31, 2024 EUR (€) Contract	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency exchange gain (loss)	€ (15,722)	€ 9,484	€ (9,921)
Trade receivables	309,772	302,655
Trade receivables not overdue	245,487
Trade receivables overdue	64,285
Allowance for doubtful accounts	€ 7,084	€ 6,704
Number of contract in place | Contract	0	0
Overdue Within 90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	€ 47,421
Overdue Between 90 and 180 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	10,522
Overdue Between 181 and 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	3,555
Overdue Beyond 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	2,787
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount	455,580	€ 412,502
Variable rate loans	374,700
Interest Rate Risk | IRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount	€ 254,400